Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of Current Inventories [Line Items]
Raw materials and consumables	$ 463	$ 424
Work in progress	133	145
Finished goods	720	717
Engineering and maintenance materials	123	99
Provision against inventories	(28)	(15)
Current inventories	1,411	1,370
Continuing operations
Classes of Current Inventories [Line Items]
Current raw materials	$ 4,700	$ 4,600	$ 4,600